Property And Equipment, Net - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Depreciation	¥ 44,604	$ 6,999	¥ 32,457	¥ 30,819
Capital Leases,Accumulated Depreciation			7,455
Laboratory Equipment [Member]
Capital Leased Assets, Gross			14,794
Electronic Equipment [Member]
Capital Leased Assets, Gross			3,048
Furniture And Tools [Member]
Capital Leased Assets, Gross			¥ 402